Schedule of Contract Assets, Deferred Revenue and Unbilled Revenue (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Contract asset, beginning balance	$ 27,000	$ 22,000	$ 36,000
Deferred revenue, beginning balance	54,000	21,000	192,000
Unbilled Revenue, beginning balance	113,000.0	80,000	90,000
Contract assets, Increase/(decrease), net	(6,000)	5,000	(14,000)
Contract assets, Increase/(decrease), net	(54,000)	33,000	(171,000)
Contract assets, Increase/(decrease), net	(66,000)	33,000	(10,000)
Contract asset, ending balance	21,000	27,000	22,000
Deferred revenue, ending balance		54,000	21,000
Unbilled Revenue, beginning balance	$ 47,000.0	$ 113,000.0	$ 80,000